CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value	$ .001	$ .001
Common stock, shares authorized	300,000,000	120,000,000
Common stock, shares issued	111,434,284	48,622,675
Common stock, shares outstanding	111,434,284	48,622,675
Series B Preferred Stock
Preferred stock liquidation preference	$ 4	$ 4
Preferred stock, par value	$ .001	$ .001
Preferred stock, shares authorized	2,750,000	2,750,000
Preferred stock, shares issued	1,317,870	1,490,995
Preferred stock, shares outstanding	1,317,870	1,490,995
Series C Preferred Stock
Preferred stock liquidation preference	$ 100	$ 100
Preferred stock, par value	$ .001	$ 0.001
Preferred stock, shares authorized	150,000	0
Preferred stock, shares issued	48,853	0
Preferred stock, shares outstanding	48,853	0